SAAT DEFENSIVE STRATEGY FUND (Prospectus Summary): | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Defensive Strategy Fund
In the Fund Summary for the Defensive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-30%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-15%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	40-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Defensive Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)